Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Earnings before income tax	$ 8,187	$ 10,589
Canadian statutory tax rate	23.85%	23.99%
Statutory tax	$ 1,953	$ 2,540
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses	116	(10)
Share-based compensation and other permanent items	29	14
Assessments and adjustments	(123)	63
Impact of income tax rates and legislative changes	27	(74)
Non-taxable component of dispositions		(461)
Foreign tax rate differential	146	234
Movement in unrecognized deferred income tax assets	29	(18)
Other	(6)	6
Total Income Tax Expense (Recovery)	$ 2,171	$ 2,294
Effective tax rate	26.50%	21.70%